Consolidated Statements of Financial Condition (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Consolidated Statements of Financial Condition [Abstract]
Securities held to maturity, fair value	$ 479,339	$ 521,449
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	75,000,000	75,000,000
Common stock, shares issued	30,530,470	30,530,470
Common stock, shares outstanding	26,166,652	26,138,138
Treasury stock, shares	4,363,818	4,392,332